GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Summary of changes in the carrying amount of goodwill

	As of December 31,
	RMB	US$
Balance at December 31, 2022	148,657,971	20,938,037
Goodwill impaired	(148,657,971)	(20,938,037)
Balance at December 31, 2023	—	—